Assets for Rights of Use and Lease Liabilities - Summary of Carrying Amounts of Right of Use Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	€ 24,888	€ 18,504
Additions	1,386	8,699
Business combinations	13,014	1,224
Depreciation for the year	(3,808)	(3,397)
Others	245	(553)
Translation differences	(302)	411
Ending balance	35,423	24,888
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	22,398	16,819
Additions	272	7,877
Business combinations	9,387	402
Depreciation for the year	(2,561)	(2,560)
Others	245	(553)
Translation differences	(246)	413
Ending balance	29,495	22,398
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,195	966
Additions	522	758
Business combinations	547
Depreciation for the year	(657)	(527)
Translation differences	(56)	(2)
Ending balance	1,551	1,195
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	1,295	719
Additions	592	64
Business combinations	3,080	822
Depreciation for the year	(590)	(310)
Ending balance	€ 4,377	€ 1,295